Offerings - Offering: 1	Oct. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 45,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,214.50
Offering Note	(1) Calculated as the aggregate maximum purchase price for Common Units. (2) Calculated at $138.10 per $1,000,000 of the Transaction Valuation.